Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
NOL carryover	$ 2,929,900	$ 3,235,490
Impairments		33,931
Warrants		498,575
Valuation allowance	(2,929,900)	(3,767,996)
Net deferred tax asset